HSBC Holdings balance sheet - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Assets
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value		$ 115,769	$ 110,643
Derivatives		268,637	229,714
Loans and advances to HSBC undertakings		102,039	112,902
Trading assets		314,842	289,159
Financial investments		493,166	442,763
Prepayments, accrued income and other assets	[1]	152,740	171,597
Current tax assets		1,313	1,536
Investments in subsidiaries		152,300	159,500
Deferred tax assets		6,841	7,754
Total assets		3,017,048	3,038,677
Liabilities
Financial liabilities designated at fair value		138,727	141,426
Derivatives		264,448	234,772
Debt securities in issue		105,785	93,917
Accruals, deferred income and other liabilities	[1]	130,340	143,901
Subordinated liabilities		25,958	24,954
Total liabilities		2,824,775	2,846,067
Equity
Called up share capital		8,973	9,631
Share premium account		14,810	14,738
Other equity instruments		19,070	17,719
Merger and other reserves		(10,282)	(8,907)
Retained earnings		152,402	152,148
Total equity		192,273	192,610
Total liabilities and equity		3,017,048	3,038,677
HSBC Holdings
Assets
Cash and balances with HSBC undertakings		2,548	7,029
Financial assets with HSBC undertakings designated and otherwise mandatorily measured at fair value		61,286	59,879
Derivatives		3,054	3,344
Loans and advances to HSBC undertakings		37,677	27,354
Trading assets		709	0
Financial investments		10,328	19,558
Prepayments, accrued income and other assets		4,353	5,341
Current tax assets		305	924
Investments in subsidiaries		152,337	159,478
Intangible assets		162	180
Deferred tax assets		1,498	2,082
Total assets		274,257	285,169
Liabilities
Amounts owed to HSBC undertakings		231	168
Financial liabilities designated at fair value		41,582	43,638
Derivatives		5,340	6,090
Debt securities in issue		64,320	65,239
Accruals, deferred income and other liabilities		3,097	4,289
Subordinated liabilities		23,548	24,439
Total liabilities		138,118	143,863
Equity
Called up share capital		8,973	9,631
Share premium account		14,810	14,738
Other equity instruments		19,024	17,703
Merger and other reserves		33,664	35,946
Retained earnings		59,668	63,288
Total equity		136,139	141,306
Total liabilities and equity		$ 274,257	$ 285,169

[1]	In 2023 ‘Items in the course of collection from other banks’ ($6.3bn) were presented on the face of the balance sheet but are now reported within
‘Prepayments, accrued income and other assets’ in the Annual Report and Accounts 2024. Similarly, ‘Items in the course of transmission to other banks’ ($7.3bn) are now presented within ‘Accruals, deferred income and other liabilities’.